TRADE AND OTHER RECEIVABLES - Expected Credit Losses (Details) - Provision for credit loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Beginning balance	€ 2,497	€ 2,059
Net increase in provision for doubtful debts		438
Bad debt written-off	(1,431)
Net decrease in provision for doubtful debts	461
Ending balance	€ 1,527	€ 2,497